SHARE CAPITAL	12 Months Ended
Mar. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

(a) Authorized

Unlimited number of common shares without par value. All shares issued as at March 31, 2021 and 2020 were fully paid.

(b) Share-based compensation

The Company has a share-based compensation plan (the “Plan”) which consists of stock options, restricted share units (the “RSUs”) and performance share units (the “PSUs”). The Plan allows for the maximum number of common shares to be reserved for issuance on any share-based compensation to be a rolling 10% of the issued and outstanding common shares from time to time. Furthermore, no more than 3% of the reserve may be granted in the form of RSUs and PSUs.

For the year ended March 31, 2021, a total of $4,307 (year ended March 31, 2020 - $2,669) in share-based compensation expense was recognized and included in the general and administrative and exploration and business development expenses on the consolidated statements of income.

(i) Stock options

The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of shares	share CAD$
Balance, April 1, 2019	6,480,916	$2.86
Options exercised	(3,833,406)	2.78
Options forfeited	(123,750)	3.29
Options expired	(100,000)	1.75
Balance, March 31, 2020	2,423,760	$3.00
Option granted	1,127,000	7.25
Options exercised	(1,553,338)	3.02
Options forfeited	(135,004)	4.52
Balance, March 31, 2021	1,862,418	$5.45

During the year ended March 31, 2021, a total of 1,127,000 options with a life of five years were granted to directors, officers, and employees at an exercise price of CAD$5.46 to $9.45 per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every six months after the date of grant until fully vested.

The fair value of stock options granted during year ended March 31, 2021 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended March 31,
2021
Risk free interest rate	0.31%
Expected life of option in years	2.75 years
Expected volatility	67%
Expected dividend yield	0.51%
Estimated forfeiture rate	9.87%
Weighted average share price at date of grant	$7.25 CAD

The weighted average grant date fair value of options granted during the year ended March 31, 2021 was CAD$2.93 (US$2.33). Volatility was determined based on the historical volatility of the Company’s shares over the estimated life of stock options.

The following table summarizes information about stock options outstanding at March 31, 2021:

					Weighted
	Number of options		Weighted average	Number of options	average
	outstanding at	Weighted average remaining	exercise price in	exercisable at	exercise price
Exercise price in CAD$	March 31, 2021	contractual life (Years)	CAD$	March 31, 2021	in CAD$
$2.60	430,000	0.63	$2.60	430,000	$2.60
$3.40	363,750	0.40	$3.40	363,750	$3.40
$5.46	578,668	4.15	$5.46	89,505	$5.46
$9.45	490,000	4.62	$9.45	-	-
$2.60 to $9.45	1,862,418	2.73	$5.45	883,255	$3.22

Subsequent to March 31, 2021, a total of 106,250 options with exercise prices ranging from CAD$2.60 to CAD$3.40 were exercised.

(ii) RSUs

The following is a summary of RSUs transactions:

		Weighted average
		grant date closing
	Number of shares	price per share $CAD
Balance, April 1, 2019	-	$-
Granted	850,500	4.94
Cancelled	(31,750)	4.94
Distributed	(141,376)	4.94
Balance, March 31, 2020	677,374	$4.94
Granted	1,021,500	6.68
Cancelled	(77,166)	5.82
Distributed	(372,372)	5.05
Balance, March 31, 2021	1,249,336	$6.28

During the year ended March 31, 2021, a total of 1,021,500 (year ended March 31, 2020- 850,500) RSUs were granted to directors, officers, and employees of the Company at weighted average grant date closing price of CAD$6.68 (year ended March 31, 2020- $4.94) per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2021, a total of 1,000,000 RSUs were granted to directors, officers, and employees of the Company at grant date closing price of CAD$6.40 per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2021, a total of 33,416 RSUs were distributed.

(c) Cash dividends declared

During the year ended March 31, 2021, dividends of $4,368 (year ended March 31, 2020 - $4,287) were declared and paid.

(d) Earnings per share (basic and diluted)

	For the years ended March 31,
		2021			2020
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$46,376			$34,274
Basic earnings per share	46,376	174,868,256	$0.27	34,274	171,713,263	$0.20
Effect of dilutive securities:
Stock options and RSUs		2,205,748			2,366,124
Diluted earnings per share	$46,376	177,074,004	$0.26	$34,274	174,079,387	$0.20

Anti-dilutive options that are not included in the diluted EPS calculation were 490,000 for the year ended March 31, 2021 (year ended March 31, 2020 - nil).